History and Organization - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of History And Organization [Line Items]
Net losses	$ 901,574	$ 29,454	$ 873,962	$ 824,316
Accumulated deficit	910,042		874,086		$ 29,730
Cash and cash equivalents	807,484		951,713	1,798,800	26,380	$ 31,092	$ 2,384,527
Current financial assets at amortized cost	$ 307,150				10,034
Time Deposit
Disclosure Of History And Organization [Line Items]
Securities agreement maturity date	June 2020	June 2020
Time Deposit | Mature over Three Months
Disclosure Of History And Organization [Line Items]
Current financial assets at amortized cost	$ 307,150				10,034
Time Deposit | Mature over Three Months | Fund from Loan and Security Agreement
Disclosure Of History And Organization [Line Items]
Current financial assets at amortized cost	368,580				$ 12,000
Accumulated Deficit
Disclosure Of History And Organization [Line Items]
Net losses	901,574		873,962	824,316
Capital surplus used to cover accumulated deficit	$ 874,086	$ 28,556	$ 824,662	$ 673,562